Acquisitions - Pending acquisitions (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019	May 31, 2019
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 1,898		$ 32,616
OGT
Disclosure of detailed information about business combination [line items]
Consideration paid					$ 20,000
Cash paid			$ 7,500		$ 5,000
EMMAC
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 286,000
Cash paid	50,000
Contingent consideration	$ 57,000
EMMAC | SVS
Disclosure of detailed information about business combination [line items]
Equity consideration number of shares	16,797,963